PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Property, Plant and Equipment [Table Text Block]
	December 31,
	2014	2013
Office buildings	$9,003,181	$8,926,101
Plant and machinery	-	26,757,195
Electronic equipment, furniture and fixtures	13,569,807	11,145,045
Motor vehicles	1,378,245	1,347,842
Purchased software	3,228,907	13,071,230
	27,180,140	61,247,413
Less: accumulated depreciation	(14,376,955)	(29,716,386)
	$12,803,185	$31,531,027